Remuneration Of Key Management Personnel - Summary of Remuneration Of Directoes And Other Members Of Key Management Personnel (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Remuneration Of Key Management Personnel [Abstract]
Short-term employee benefits	$ 11,677	$ 11,575	$ 7,606
Post-employment benefits	440	352	287
Equity-settled share-based payment expenses	18,848	5,059	0
Directors' fees	171	42	0
Key management personnel compensation	$ 31,136	$ 17,028	$ 7,893